FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commodity Swap [Member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	Fuel Oil N°6
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 0	$ 970
Net derivative financial liabilities	$ 0	31
Commodity Swap [Member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	Fuel Oil N°6
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 0	539
Net derivative financial liabilities	$ 0	11
Commodity Swap [Member] | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	Fuel Oil N°6
Name of the institution	BNP Paribas
Nominal Amounts Of Hedging Instrument	$ 0	2,000
Net derivative financial liabilities	$ 0	56
Commodity Swap [Member] | Fuel oil No.6 Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	Fuel Oil N°6
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 3,163	2,777
Net derivative financial liabilities	$ (497)	(149)
Commodity Swap [Member] | Fuel Oil No.6 Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	Fuel Oil N°6
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 4,520	4,181
Net derivative financial liabilities	$ (623)	(232)
Commodity Swap [Member] | Fuel Oil No.6 Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	Fuel Oil N°6
Name of the institution	BNP Paribas
Nominal Amounts Of Hedging Instrument	$ 6,737	4,761
Net derivative financial liabilities	(896)	(337)
URUGUAY
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	2,427	(2,060)
URUGUAY | Commodity Swap [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	(2,016)	(620)
CHILE
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	240	0
CHILE | Interest rate swap contract One [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Nominal Amounts Of Hedging Instrument	$ 122,448,980
Starting date of Hedging instrument	Nov. 12, 2025
Maturity date of hedging instrument	Aug. 15, 2032
Net derivative financial liabilities	$ 282	0
CHILE | Interest rate swap contract Two [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Nominal Amounts Of Hedging Instrument	$ 177,551,020
Starting date of Hedging instrument	Nov. 13, 2025
Maturity date of hedging instrument	Aug. 15, 2030
Net derivative financial liabilities	$ (42)	$ 0